Supplemental Information on Oil and Natural Gas Operations (Unaudited) - Summary of Company's Standardized Measure of Discounted Future Net Cash Flows - Supplemental Information on Oil, Natural Gas, and NGL Producing Activities (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Extractive Industries [Abstract]
Standardized measure of discounted future net cash flows at the beginning of the period	$ 1,195,669	$ 118,272	$ 18,910
Sales of oil and natural gas, net of production costs	(374,588)	(124,526)	(42,868)
Acquisition of reserves	0	279,026	462
Extensions and discoveries, net of future development costs	1,126,713	877,846	104,581
Previously estimated development costs incurred during the period	124,822	148,505	0
Net changes in prices and production costs	172,928	36,233	18,256
Changes in estimated future development costs	(13,160)	(17,970)	0
Revisions of previous quantity estimates	(281,054)	(5,676)	15,573
Accretion of discount	119,567	11,827	1,891
Net change in income taxes	(391,808)	0	0
Net changes in timing of production and other	20,612	(127,868)	1,467
Standardized measure of discounted future net cash flows at the end of the period	$ 1,699,701	$ 1,195,669	$ 118,272